Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
	2011	2010	2009
(Dollars in thousands)
Beginning balance	$25,816	$26,624	$8,372
Additions, net of recoveries	62,157	76,292	107,991
Deductions	(64,436)	(77,100)	(89,739)
Ending balance	$23,537	$25,816	$26,624